Accounts receivable and other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivables and other receivables

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance consists of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable	$2,638,591	$5,611,980
Other receivables	15,456	934
Total	2,654,047	5,612,914
Allowance for doubtful accounts	(164,512)	(84,088)
Total accounts and other receivables, net	$2,489,535	$5,528,826

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance at December 31, 2024, consists of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	$5,611,980	$1,592,318
Other receivables	934	23,849
Total	5,612,914	1,616,167
Allowance for doubtful accounts	(84,088)	-
Total accounts receivables and other receivables, net	$5,528,826	$1,616,167

Schedule of aging accounts receivable

The Company’s June 30, 2025 aging of accounts receivable is as follows:

1-30 Days	$2,450,239
31-60 Days	61,482
61-90 Days	24,606
91+ Days	117,720
Total accounts receivables	$2,654,047

The Company’s December 31, 2024 aging of accounts receivable is as follows:

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91-180 Days	83,979
Total accounts receivables	$5,612,914

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91-120 Days	5,998
121+ Days	77,981
Total accounts receivables	$5,612,914

The Company’s December 31, 2023 aging of accounts receivable is as follows:

1-30 Days	$1,526,461
31-60 Days	22,116
61-90 Days	53,071
91-120 Days	5,121
121+ Days	9,398
Total accounts receivables	$1,616,167

Schedule of allowance for expected credit losses

A continuity schedule of the allowance for expected credit losses for the years ended December 31, 2024, and 2023 is as follows:

	December 31,	December 31,
	2024	2023
Balance at January 1	$	$(9,097)
Current period additions for expected credit losses	-	(259,052)
Write-offs charges against allowance	(84,088)	268,149
Recoveries collected	-	-
Foreign exchange impacts	-	-
Balance at December 31	$(84,088)	$-